Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Acquirers Small and Micro Deep Value ETF
Shareholder Report [Line Items]
Fund Name	Acquirers Small and Micro Deep Value ETF
Class Name	Acquirers Small and Micro Deep Value ETF
Trading Symbol	DEEP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersdeep.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://acquirersdeep.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Acquirers Small and Micro Deep Value ETF	$41	0.80%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 26,737,482
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 104,130
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$26,737,482
Number of Holdings	102
Net Advisory Fee	$104,130
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
International Seaways, Inc.	1.5%
TORM PLC - Class A	1.4%
Ardmore Shipping Corp.	1.4%
VAALCO Energy, Inc.	1.4%
ZIM Integrated Shipping Services Ltd.	1.4%
Star Bulk Carriers Corp.	1.3%
Teekay Tankers Ltd.	1.3%
Teekay Corp. Ltd.	1.3%
Herbalife Ltd.	1.3%
Daktronics, Inc.	1.3%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://acquirersdeep.com/

[1]
*	Annualized